BANK BORROWINGS	12 Months Ended
May 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 7 － BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of May 31,
	repayments	interest rate	2025	2024
			$’000	$’000

Term loans	Within 5 years	2.0%	236	606

			236	606
Representing :-
Within 12 months			236	606

			236	606

As of May 31, 2025 and 2024, all bank borrowings were obtained from a financial institution in Singapore, bear annual interest at a fixed rate of 2.0% and mature in December 2025. The bank borrowings are subject to certain financial covenant clauses with which we are not in compliance.

The Company’s bank borrowings are guaranteed by the personal guarantee of Mr. Lim CP and by the corporate guarantee of E U Holdings Pte Ltd.